Allocation of Preliminary Purchase Price (Detail) (Huntyard Limited, USD $) In Thousands, unless otherwise specified	May 31, 2012
Huntyard Limited
Business Acquisition [Line Items]
Cash	$ 2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets	6,004
Goodwill	45,723
Total assets acquired	123,663
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(1,720)
Total liabilities assumed	(12,902)
Purchase price	$ 110,761